Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)[1]	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)[1]	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)[2]	Net Income (in '000, $)	Funds From Operations (in '000, $) [3]	Funds From Operations/ Share ($) [3]	Net Operating Income (in '000, $) [4]
2024	3,367,410	3,039,047	3,280,251	3,395,607	71.58	96.02	72,819	197,526	2.58	290,128
2023	3,336,220	2,399,633	2,443,755	2,161,945	58.01	88.94	64,690	183,441	2.40	277,207
2022	5,078,174	3,901,391	2,222,627	1,796,637	64.19	82.81	55,877	179,215	2.34	270,215
2021	5,061,774	2,725,241	2,046,598	1,204,783	87.17	117.46	36,593	152,899	2.00	246,054
2020	4,433,798	1,281,379	1,780,674	711,366	65.04	90.01	35,588	143,880	1.89	223,454

Company Selected Measure Name	Funds from Operations
Named Executive Officers, Footnote

Year	PEO	Non-PEO Named Executive Officers
2020-2024	Ernest Rady	Adam Wyll, Robert Barton and Jerry Gammieri

Peer Group Issuers, Footnote	Represents the cumulative TSR (the “Peer Group TSR”) of the S&P 600 Real Estate Index.
PEO Total Compensation Amount	$ 3,367,410	$ 3,336,220	$ 5,078,174	$ 5,061,774	$ 4,433,798
PEO Actually Paid Compensation Amount	$ 3,039,047	2,399,633	3,901,391	2,725,241	1,281,379
Adjustment To PEO Compensation, Footnote	The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year and the Stock Vested table for the value realized by each of them upon the vesting of stock awards during 2024.
The following adjustments were made to the Summary Compensation Table “Total Compensation” for our PEO and our other named executive officers to derive the compensation actually paid to our PEO and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO Named Executive Officers
2020-2024	Ernest Rady	Adam Wyll, Robert Barton and Jerry Gammieri
Compensation actually paid to our PEO and the average for our non-PEO named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows (for purposes of the adjustments below, the value of time-based restricted stock awards is calculated as of the applicable vesting date or fiscal year end based on the stock price on such date multiplied by the applicable number of shares of restricted stock):

	2020		2021		2022		2023		2024
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,845,667)	$(1,034,350)	$(3,232,619)	$(1,117,937)	$(2,925,552)	$(1,028,686)	$(277,733)	$(1,099,524)	$—	$(1,711,700)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a)	2,150,847	788,645	2,303,804	785,002	2,347,285	817,236	—	1,041,423	—	1,589,673
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (b)	(916,938)	(323,846)	(726,799)	(266,499)	(453,783)	(168,387)	262,057	91,906	220,486	573,106
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (c)	(455,118)	(138,002)	274,592	98,085	123,565	52,222	(690,100)	(232,670)	(484,693)	(313,390)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(1,085,544)	(361,754)	(955,511)	(340,466)	(268,297)	(98,376)	(230,811)	(82,946)	(64,156)	(22,333)
Total Adjustments	$(3,152,420)	$(1,069,307)	$(2,336,533)	$(841,815)	$(1,176,782)	$(425,991)	$(936,587)	$(281,811)	$(328,363)	$115,356

Non-PEO NEO Average Total Compensation Amount	$ 3,280,251	2,443,755	2,222,627	2,046,598	1,780,674
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,395,607	2,161,945	1,796,637	1,204,783	711,366
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year and the Stock Vested table for the value realized by each of them upon the vesting of stock awards during 2024.
The following adjustments were made to the Summary Compensation Table “Total Compensation” for our PEO and our other named executive officers to derive the compensation actually paid to our PEO and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO Named Executive Officers
2020-2024	Ernest Rady	Adam Wyll, Robert Barton and Jerry Gammieri
Compensation actually paid to our PEO and the average for our non-PEO named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows (for purposes of the adjustments below, the value of time-based restricted stock awards is calculated as of the applicable vesting date or fiscal year end based on the stock price on such date multiplied by the applicable number of shares of restricted stock):

	2020		2021		2022		2023		2024
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,845,667)	$(1,034,350)	$(3,232,619)	$(1,117,937)	$(2,925,552)	$(1,028,686)	$(277,733)	$(1,099,524)	$—	$(1,711,700)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a)	2,150,847	788,645	2,303,804	785,002	2,347,285	817,236	—	1,041,423	—	1,589,673
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (b)	(916,938)	(323,846)	(726,799)	(266,499)	(453,783)	(168,387)	262,057	91,906	220,486	573,106
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (c)	(455,118)	(138,002)	274,592	98,085	123,565	52,222	(690,100)	(232,670)	(484,693)	(313,390)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(1,085,544)	(361,754)	(955,511)	(340,466)	(268,297)	(98,376)	(230,811)	(82,946)	(64,156)	(22,333)
Total Adjustments	$(3,152,420)	$(1,069,307)	$(2,336,533)	$(841,815)	$(1,176,782)	$(425,991)	$(936,587)	$(281,811)	$(328,363)	$115,356

Equity Valuation Assumption Difference, Footnote	The table below includes the Monte Carlo assumptions used to determine the fair value of the performance-based grants awarded during each applicable fiscal year and that remained unvested as of applicable fiscal year.

	2022 Awards - valuation assumptions as of December 31, 2022:			2023 Awards - valuation assumptions as of December 31, 2023:			2024 Awards - valuation assumptions as of December 31, 2024:
	Tranche 1	Tranche 2	Tranche 3	Tranche 1	Tranche 2	Tranche 3	Tranche 1	Tranche 2	Tranche 3
Expected Term	1 year	2 years	3 years	1 year	2 years	3 years	1 year	2 years	3 years
Risk-Free Rate	4.75%	4.47%	4.28%	4.82%	4.40%	4.15%	4.37%	4.41%	4.49%
Dividend Yield	4.83%	4.83%	4.83%	5.86%	5.86%	5.86%	5.10%	5.10%	5.10%
Volatility	29.15%	29.29%	37.68%	33.68%	32.19%	31.73%	31.04%	33.04%	32.61%

	2020 Awards - valuation assumptions as of December 31, 2020:			2021 Awards - valuation assumptions as of December 31, 2021:
	Tranche 1	Tranche 2	Tranche 3	Tranche 1	Tranche 2	Tranche 3
Expected Term	1 year	2 years	3 years	1 year	2 years	3 years
Risk-Free Rate	0.09%	0.10%	0.18%	0.37%	0.72%	0.97%
Dividend Yield	3.46%	3.46%	3.46%	3.20%	3.20%	3.20%
Volatility	53.87%	44.89%	41.35%	29.30%	40.83%	36.70%
(b)     The table below includes the Monte Carlo assumptions used to determine the change in fair value of awards that remained outstanding and unvested as of each applicable fiscal year end in the table above to the prior fiscal year end.

	2020 Award	2021 Award	2021 Award	2021 Award	2022 Award	2022 Award	2022 Award	2023 Award	2023 Award
	Tranche 3	Tranche 2	Tranche 3	Tranche 3	Tranche 2	Tranche 3	Tranche 3	Tranche 2	Tranche 3
	Valuation assumptions based on prior fiscal year end
	December 31, 2021			December 31, 2022			December 31, 2023
Expected Term	2 years	2 years	3 years	2 years	2 years	3 years	2 years	2 years	3 years
Risk-Free Rate	0.72%	0.72%	0.97%	4.47%	4.47%	4.28%	4.40%	4.40%	4.15%
Dividend Yield	3.20%	3.20%	3.20%	4.83%	4.83%	4.83%	5.86%	5.86%	5.86%
Volatility	40.83%	40.83%	36.70%	29.29%	29.29%	37.68%	32.19%	32.19%	31.73%
	Valuation assumptions based on applicable fiscal year end
	December 31, 2022			December 31, 2023			December 31, 2024
Expected Term	2 years	2 years	3 years	2 years	2 years	3 years	2 years	2 years	3 years
Risk-Free Rate	4.47%	4.47%	4.28%	4.40%	4.40%	4.15%	4.41%	4.41%	4.49%
Dividend Yield	4.83%	4.83%	4.83%	5.86%	5.86%	5.86%	5.10%	5.10%	5.10%
Volatility	29.29%	29.29%	37.68%	32.19%	32.19%	31.73%	33.04%	33.04%	32.61%

	2018 Award	2019 Award	2019 Award	2019 Award	2020 Award	2020 Award
	Tranche 3	Tranche 2	Tranche 3	Tranche 3	Tranche 2	Tranche 3
	Valuation assumptions based on prior fiscal year end
	December 31, 2019			December 31, 2020
Expected Term	2 years	2 years	3 years	2 years	2 years	3 years
Risk-Free Rate	1.62%	1.62%	1.64%	0.10%	0.10%	0.18%
Dividend Yield	2.61%	2.61%	2.61%	3.46%	3.46%	3.46%
Volatility	17.14%	17.14%	16.76%	44.89%	44.89%	41.35%
	Valuation assumptions based on applicable fiscal year end
	December 31, 2020			December 31, 2021
Expected Term	2 years	2 years	3 years	2 years	2 years	3 years
Risk-Free Rate	0.10%	0.10%	0.18%	0.72%	0.72%	0.97%
Dividend Yield	3.46%	3.46%	3.46%	3.20%	3.20%	3.20%
Volatility	44.89%	44.89%	41.35%	40.83%	40.83%	36.70%

(c)     The table below includes the Monte Carlo assumptions used to determine the change in the fair value of awards that vested during each applicable fiscal year end in the table above from the prior fiscal year end. Fair value on the vesting date is based on the closing stock price on the measurement.

	2019 Award	2020 Award	2021 Award	2020 Award	2021 Award	2022 Award	2021 Award	2022 Award	2023 Award
	Tranche 3	Tranche 2	Tranche 1	Tranche 3	Tranche 2	Tranche 1	Tranche 3	Tranche 2	Tranche 1
	Valuation assumptions based on prior fiscal year end
	December 31, 2021			December 31, 2022			December 31, 2023
Expected Term	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Risk-Free Rate	0.37%	0.37%	0.37%	4.75%	4.75%	4.75%	4.82%	4.82%	4.82%
Dividend Yield	3.20%	3.20%	3.20%	4.83%	4.83%	4.83%	5.86%	5.86%	5.86%
Volatility	29.30%	29.30%	29.30%	29.15%	29.15%	29.15%	33.68%	33.68%	33.68%

	2017 Award	2018 Award	2019 Award	2018 Award	2019 Award	2020 Award
	Tranche 3	Tranche 2	Tranche 1	Tranche 3	Tranche 2	Tranche 1
	Valuation assumptions based on prior fiscal year end
	December 31, 2019			December 31, 2020
Expected Term	1 year	1 year	1 year	1 year	1 year	1 year
Risk-Free Rate	1.70%	1.70%	1.70%	0.09%	0.09%	0.09%
Dividend Yield	2.61%	2.61%	2.61%	3.46%	3.46%	3.46%
Volatility	16.01%	16.01%	16.01%	53.87%	53.87%	53.87%

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs with the TSR performance of our company stock and the TSR performance of our company stock with the TSR performance of the S&P 600 Real Estate Index. TSR amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis.

Compensation Actually Paid vs. Net Income	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with net income.

Compensation Actually Paid vs. Company Selected Measure	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with FFO.

Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs with the TSR performance of our company stock and the TSR performance of our company stock with the TSR performance of the S&P 600 Real Estate Index. TSR amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis.

Tabular List, Table

Important Financial Performance Measures
Funds from Operations
Funds from Operations per Share
Net Operating Income

Total Shareholder Return Amount	$ 71.58	58.01	64.19	87.17	65.04
Peer Group Total Shareholder Return Amount	96.02	88.94	82.81	117.46	90.01
Net Income (Loss)	$ 72,819,000	$ 64,690,000	$ 55,877,000	$ 36,593,000	$ 35,588,000
Company Selected Measure Amount	197,526,000	183,441,000	179,215,000	152,899,000	143,880,000
PEO Name	Ernest Rady
Additional 402(v) Disclosure
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:
For additional details regarding our most important financial performance measures, please see the sections titled “Executive Summary for 2024” and “Elements of Executive Officer Compensation” in our Compensation Discussion and Analysis (CD&A) elsewhere in this Proxy Statement.

Relationship Between Financial Performance Measures
	The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, (iv) our FFO and FFO per share, which are our Company Selected Measures and (v) our NOI in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024.
Measure:: 1
Pay vs Performance Disclosure
Name	Funds from Operations
Non-GAAP Measure Description	Although we use numerous financial and non-financial performance measures for the purpose of evaluating company performance for our executive compensation program, we have determined that FFO and FFO per share are the financial performance measures that in our assessment, represent the most important financial performance measures (that is not otherwise required to be disclosed in the table) used to link company performance and executive compensation for the most recently completed fiscal year. FFO and FFO per share, which are non-GAAP measures, are therefore our Company Selected Measures. We calculate FFO in accordance with the standards established by NAREIT. FFO represents net income (loss) (computed in accordance with GAAP), excluding gains (or losses) from sales of depreciable operating property, impairment losses, real estate related depreciation and amortization (excluding amortization of deferred financing costs) and after adjustments for unconsolidated partnerships and joint ventures. (A reconciliation of net income to FFO and FFO per share is included on page 65 of our Annual Report on Form 10-K for the year ended December 31, 2024).
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with FFO per share.

Other Performance Measure, Amount | $ / shares	2.58	2.40	2.34	2.00	1.89
Name	Funds from Operations per Share
Non-GAAP Measure Description	Although we use numerous financial and non-financial performance measures for the purpose of evaluating company performance for our executive compensation program, we have determined that FFO and FFO per share are the financial performance measures that in our assessment, represent the most important financial performance measures (that is not otherwise required to be disclosed in the table) used to link company performance and executive compensation for the most recently completed fiscal year. FFO and FFO per share, which are non-GAAP measures, are therefore our Company Selected Measures. We calculate FFO in accordance with the standards established by NAREIT. FFO represents net income (loss) (computed in accordance with GAAP), excluding gains (or losses) from sales of depreciable operating property, impairment losses, real estate related depreciation and amortization (excluding amortization of deferred financing costs) and after adjustments for unconsolidated partnerships and joint ventures. (A reconciliation of net income to FFO and FFO per share is included on page 65 of our Annual Report on Form 10-K for the year ended December 31, 2024).
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with NOI.

Other Performance Measure, Amount	290,128,000	277,207,000	270,215,000	246,054,000	223,454,000
Name	Net Operating Income
Non-GAAP Measure Description	While FFO and FFO per share are our Company Selected Measures, as described in footnote (3) above, we have elected to present NOI as a supplemental measure in the table above, as NOI is also an important financial performance measure used by our Compensation Committee to link company performance and executive compensation for the most recently completed fiscal year. NOI is a non-GAAP measure. We define NOI as operating revenues (rental income, tenant reimbursements, lease termination fees, ground lease rental income and other property income) less property and related expenses (property expenses, ground lease expenses, property marketing costs, real estate taxes and insurance). NOI excludes general and administrative expenses, interest expense, depreciation and amortization, acquisition-related expense, other non-property income and losses, gains and losses from property dispositions, extraordinary items, tenant improvements and leasing commissions. (A reconciliation of NOI to net income is included on page 64 of our Annual Report on Form 10-K for the year ended December 31, 2024).
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards, Valuation Assumptions, Expected Term, Tranche One	1 year	1 year	1 year	1 year	1 year
Equity Awards, Valuation Assumptions, Expected Term, Tranche Two	2 years	2 years	2 years	2 years	2 years
Equity Awards, Valuation Assumptions, Expected Term, Tranche Three	3 years	3 years	3 years	3 years	3 years
Equity Awards, Valuation Assumptions, Risk-Free Rate, Tranche One	4.37%	4.82%	4.75%	0.37%	0.09%
Equity Awards, Valuation Assumptions, Risk-Free Rate, Tranche Two	4.41%	4.40%	4.47%	0.72%	0.10%
Equity Awards, Valuation Assumptions, Risk-Free Rate, Tranche Three	4.49%	4.15%	4.28%	0.97%	0.18%
Equity Awards, Valuation Assumptions, Dividend Yield, Tranche One	5.10%	5.86%	4.83%	3.20%	3.46%
Equity Awards, Valuation Assumptions, Dividend Yield, Tranche Two	5.10%	5.86%	4.83%	3.20%	3.46%
Equity Awards, Valuation Assumptions, Dividend Yield, Tranche Three	5.10%	5.86%	4.83%	3.20%	3.46%
Equity Awards, Valuation Assumptions, Volatility, Tranche One	31.04%	33.68%	29.15%	29.30%	53.87%
Equity Awards, Valuation Assumptions, Volatility, Tranche Two	33.04%	32.19%	29.29%	40.83%	44.89%
Equity Awards, Valuation Assumptions, Volatility, Tranche Three	32.61%	31.73%	37.68%	36.70%	41.35%
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards, Valuation Assumptions, Expected Term, Tranche One	2 years	2 years	2 years	2 years	2 years	2 years
Equity Awards, Valuation Assumptions, Expected Term, Tranche Two	2 years	2 years	2 years	2 years	2 years	2 years
Equity Awards, Valuation Assumptions, Expected Term, Tranche Three	3 years	3 years	3 years	3 years	3 years	3 years
Equity Awards, Valuation Assumptions, Risk-Free Rate, Tranche One	4.41%	4.40%	4.47%	0.72%	0.10%	1.62%
Equity Awards, Valuation Assumptions, Risk-Free Rate, Tranche Two	4.41%	4.40%	4.47%	0.72%	0.10%	1.62%
Equity Awards, Valuation Assumptions, Risk-Free Rate, Tranche Three	4.49%	4.15%	4.28%	0.97%	0.18%	1.64%
Equity Awards, Valuation Assumptions, Dividend Yield, Tranche One	5.10%	5.86%	4.83%	3.20%	3.46%	2.61%
Equity Awards, Valuation Assumptions, Dividend Yield, Tranche Two	5.10%	5.86%	4.83%	3.20%	3.46%	2.61%
Equity Awards, Valuation Assumptions, Dividend Yield, Tranche Three	5.10%	5.86%	4.83%	3.20%	3.46%	2.61%
Equity Awards, Valuation Assumptions, Volatility, Tranche One	33.04%	32.19%	29.29%	40.83%	44.89%	17.14%
Equity Awards, Valuation Assumptions, Volatility, Tranche Two	33.04%	32.19%	29.29%	40.83%	44.89%	17.14%
Equity Awards, Valuation Assumptions, Volatility, Tranche Three	32.61%	31.73%	37.68%	36.70%	41.35%	16.76%
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards, Valuation Assumptions, Expected Term, Tranche One		1 year	1 year	1 year	1 year	1 year
Equity Awards, Valuation Assumptions, Expected Term, Tranche Two		1 year	1 year	1 year	1 year	1 year
Equity Awards, Valuation Assumptions, Expected Term, Tranche Three		1 year	1 year	1 year	1 year	1 year
Equity Awards, Valuation Assumptions, Risk-Free Rate, Tranche One		4.82%	4.75%	0.37%	0.09%	1.70%
Equity Awards, Valuation Assumptions, Risk-Free Rate, Tranche Two		4.82%	4.75%	0.37%	0.09%	1.70%
Equity Awards, Valuation Assumptions, Risk-Free Rate, Tranche Three		4.82%	4.75%	0.37%	0.09%	1.70%
Equity Awards, Valuation Assumptions, Dividend Yield, Tranche One		5.86%	4.83%	3.20%	3.46%	2.61%
Equity Awards, Valuation Assumptions, Dividend Yield, Tranche Two		5.86%	4.83%	3.20%	3.46%	2.61%
Equity Awards, Valuation Assumptions, Dividend Yield, Tranche Three		5.86%	4.83%	3.20%	3.46%	2.61%
Equity Awards, Valuation Assumptions, Volatility, Tranche One		33.68%	29.15%	29.30%	53.87%	16.01%
Equity Awards, Valuation Assumptions, Volatility, Tranche Two		33.68%	29.15%	29.30%	53.87%	16.01%
Equity Awards, Valuation Assumptions, Volatility, Tranche Three		33.68%	29.15%	29.30%	53.87%	16.01%
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (328,363)	$ (936,587)	$ (1,176,782)	$ (2,336,533)	$ (3,152,420)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(277,733)	(2,925,552)	(3,232,619)	(2,845,667)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,347,285	2,303,804	2,150,847
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,486	262,057	(453,783)	(726,799)	(916,938)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(484,693)	(690,100)	123,565	274,592	(455,118)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,156)	(230,811)	(268,297)	(955,511)	(1,085,544)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,356	(281,811)	(425,991)	(841,815)	(1,069,307)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,711,700)	(1,099,524)	(1,028,686)	(1,117,937)	(1,034,350)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,589,673	1,041,423	817,236	785,002	788,645
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	573,106	91,906	(168,387)	(266,499)	(323,846)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(313,390)	(232,670)	52,222	98,085	(138,002)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,333)	$ (82,946)	$ (98,376)	$ (340,466)	$ (361,754)